Other Comprehensive Income (Loss) and Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive Income (Loss) and Accumulated Other Comprehensive Loss
Other Comprehensive Income (Loss) and Accumulated Other Comprehensive Loss
The balances of, and changes in, the components of accumulated other comprehensive loss, net of tax, consist of the following:

(in thousands)	Pension Plans and Other Postretirement Benefits	Derivative Instruments	Foreign Currency Translation Adjustments	Marketable Securities	Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2009	$(60,055)	$(2,664)	$(12,065)	$0	$(74,784)
Other comprehensive (loss) income	8,493	(1,487)	(6,042)	0	964
Balance at December 31, 2010	(51,562)	(4,151)	(18,107)	0	(73,820)
Other comprehensive (loss) income	(24,854)	(585)	163	364	(24,912)
Balance at December 31, 2011	(76,416)	(4,736)	(17,944)	364	(98,732)
Other comprehensive (loss) income	(19,723)	563	7,567	(364)	(11,957)
Balance at December 31, 2012	$(96,139)	$(4,173)	$(10,377)	$0	$(110,689)